Loss Sharing Agreements and FDIC Loss Share Receivable (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2021 acquisition	Dec. 31, 2020 acquisition	Dec. 31, 2019 acquisition	Dec. 31, 2016 acquisition	Dec. 31, 2015 USD ($) acquisition Business	Dec. 31, 2014 USD ($) acquisition	Dec. 31, 2013 USD ($)
Loss Sharing Agreements and FDIC Loss Share Receivable [Abstract]
Number of acquisitions | Business						6
Percentage of covered loan and foreclosed real estate losses						80.00%
Percentage of losses, that exceed contractual thresholds, that are covered						95.00%
Number of acquisitions exceeding loan loss contractual threshold						3
Loss Sharing Agreements and FDIC Loss Share Receivable
Recovery period for covered assets (in years)						3 years
FDIC loss share receivables | $						$ 39,878	$ 69,627	$ 162,312
Impairment | $	$ 31,800					$ 0	$ 5,121
Excluding Single Family
Loss Sharing Agreements and FDIC Loss Share Receivable
Number of acquisitions where FDIC loan loss reimbursable period Is ending						1	3
Excluding Single Family | Forecast
Loss Sharing Agreements and FDIC Loss Share Receivable
Number of acquisitions where FDIC loan loss reimbursable period Is ending					2
Single Family | Forecast
Loss Sharing Agreements and FDIC Loss Share Receivable
Number of acquisitions where FDIC loan loss reimbursable period Is ending		2	1	3